Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2024-12-31	12 Months Ended
Dec. 31, 2024
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Dec. 31, 2024
Restatement does not require Recovery	As no incentive compensation has been granted, earned or otherwise paid to the executive officers or directors covered by the Clawback Policy, no recovery is required under the Clawback Policy in connection with this immaterial error correction.